Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 18,205,668	$ 469,353
Accounts receivable, net	1,430,890	871,290
Current portion of note receivable	84,696	84,696
Deferred offering costs		263,814
Prepaid expenses and other current assets	673,061	295,002
Total current assets	20,394,315	1,984,155
Property and equipment, net	871,597	1,139,501
Intangible assets, net	270,121	689,151
Note receivable, net - related party	810,635	785,061
Goodwill	2,671,434	2,671,434
Deposits	309,367	282,235
Total assets	25,327,469	7,551,537
Current liabilities
Accounts payable	781,364	1,083,422
Accounts payable - related party	1,500,000
Accrued expenses	1,736,721	1,353,161
Contract liability	2,937,992	2,947,565
Current portion of long-term debt	866,972	3,709,535
Total current liabilities	7,823,049	9,093,683
Long-term debt	423,095
Deferred rent	163,966	84,246
Total liabilities	8,410,110	9,177,929
Commitments and contingencies
Convertible Redeemable Series A Preferred Stock - $0.0001 par value. 50,000,000 shares authorized, none and 730,000 shares issued and outstanding at December 31, 2020 and 2019, respectively		1,316,667
Stockholders' equity
Preferred Stock Series B, nonvoting - $0.0001 par value, 1,200,000 authorized, none issued and outstanding at December 31, 2020 and 2019, respectively
Common Stock Class A, voting - $0.0001 par value, 200,000,000 shares authorized, 18,209,452 and 12,444,165 issued and outstanding at December 31, 2020 and 2019, respectively	1,821	1,244
Additional paid-in capital	52,250,266	20,333,548
Accumulated deficit	(35,334,728)	(23,277,851)
Total stockholders' equity	16,917,359	(2,943,059)
Total liabilities and stockholders' equity	$ 25,327,469	$ 7,551,537